CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Allowance for Accounts receivable	$ 60,000	$ 60,000	$ 60,000
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	22,567,686	17,531,502	4,655,486
Common stock shares outstanding	22,567,686	17,531,502	4,655,486
Series A Convertible Preferred Stock
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	23,334	23,334	23,334
Preferred stock shares issued	0	20,000	23,334
Preferred stock shares outstanding	0	20,000	23,334
Series C Convertible Preferred Stock
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,785,715	1,785,715	1,785,715
Preferred stock shares issued	1,785,715	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715	1,785,715
Series D Convertible Preferred Stock
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,016,014	1,016,014	1,016,014
Preferred stock shares issued	1,016,004	1,016,014	1,016,004
Preferred stock shares outstanding	1,016,004	1,016,014	1,016,004